RETROSPECTIVE ADOPTION OF ACCOUNTING STANDARDS (Details) (Unsecured Debt Securities, USD $) In Thousands, unless otherwise specified	1 Months Ended
Nov. 30, 2011
Unsecured Debt Securities
Retrospective adoption of accounting standards
Debt issued	$ 500,000
Interest rate (as a percent)	6.25%